Average Annual Total Returns - SFT Ivy Small Cap Growth Fund	May 01, 2021
RussellTwoThousandGrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
Since Inception	13.52%
SFT Ivy Small Cap Growth Fund
Average Annual Return:
1 Year	36.26%
5 Years	19.69%
Since Inception	15.12%
Inception Date	May 01, 2014